Notes Receivable and Accrued Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2014
Notes Receivable and Accrued Interest (Textual)
Notes receivable, related parties		$ 25,000
Interest rate		8.00%
Note receivable reserve percentage	100.00%